Employee benefits - Executive compensation - Components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits [abstract]
Short-term benefits excluding employer social security contributions	€ (13.5)	€ (14.7)	€ (12.9)
Short-term benefits employer's social security contributions	(4.2)	(4.6)	(4.1)
Post-employment benefits	(0.1)	(0.4)	(1.2)
Share-based compensation	€ (2.0)	€ (1.2)	€ (0.4)